Revenues - Detailed Information about Revenue (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Revenues [abstract]
Sales of goods and services	$ 18,437	$ 13,384	$ 9,556
National Government incentives	320	298	134
Revenues	$ 18,757	$ 13,682	$ 9,690